Lease Commitments - Additional Information (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Leases Disclosure [Line Items]
Amortization expenses under capital leases	$ 12,495	¥ 1,039,000	¥ 1,005,000	¥ 1,553,000
Rental expenses under operating leases	17,703	1,472,000	1,674,000	1,351,000
Rental revenues under operating leases	$ 4,522	¥ 376,000	¥ 317,000	¥ 168,000